Annual Total Returns- Vanguard Materials Index Fund (Retail) [BarChart] - Retail - Vanguard Materials Index Fund - Admiral Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	24.37%	(9.47%)	17.29%	24.94%	5.93%	(10.15%)	21.41%	23.68%	(17.37%)	23.58%